Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 907,015	$ 654,628
Restricted cash and cash equivalents	199,246	220,962
Trade and other receivables, net	846,128	875,263
Inventories	169,207	161,790
Other current assets	479,649	513,015
Total current assets held for sale	838,840	208,379
Total current assets	3,440,085	2,634,037
Systems, equipment and other assets related to contracts, net	1,068,121	1,205,592
Property, plant and equipment, net	131,602	146,055
Operating lease right-of-use assets	288,196	296,751
Goodwill	4,713,489	4,931,235
Intangible assets, net	1,577,354	1,749,614
Other non-current assets	1,773,641	1,917,751
Assets held for sale	0	763,555
Total non-current assets	9,552,403	11,010,553
Total assets	12,992,488	13,644,590
Current liabilities:
Accounts payable	1,126,043	1,059,033
Current portion of long-term debt	392,672	462,155
Short-term borrowings	480	3,193
Other current liabilities	846,273	758,818
Liabilities held for sale	249,573	185,152
Total current liabilities	2,615,041	2,468,351
Long-term debt, less current portion	7,857,086	7,600,169
Deferred income taxes	333,010	393,040
Operating lease liabilities	266,227	272,350
Other non-current liabilities	359,961	395,866
Liabilities held for sale	0	29,836
Total non-current liabilities	8,816,284	8,691,261
Total liabilities	11,431,325	11,159,612
Commitments and contingencies
Shareholders’ equity
Common stock, par value $0.10 per share; 204,856,564 and 204,435,333 shares issued and outstanding at December 31, 2020 and 2019, respectively	20,485	20,443
Additional paid-in capital	2,346,921	2,395,532
Retained deficit	(1,920,484)	(1,020,238)
Accumulated other comprehensive income	329,815	262,525
Total IGT PLC’s shareholders’ equity	776,737	1,658,262
Non-controlling interests	784,426	826,716
Total shareholders’ equity	1,561,163	2,484,978
Total liabilities and shareholders’ equity	$ 12,992,488	$ 13,644,590